Other Operating Costs - Summary Other Operating Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 11,830	€ 5,344	€ 2,813
Office and IT costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	3,282	790	380
Legal and consulting fees [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	2,477	2,378	916
Selling and travel costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	1,638	451	587
Other business supplies, equipment and services [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	1,396	382	221
Insurance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	803	97	55
Incidental rental costs and maintenance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	696	382	370
Onerous contracts provision [member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	240	0	0
Other costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 1,298	€ 864	€ 284